Property and Equipment, Net - Schedule of Property and Equipment, at Cost Less Accumulated Depreciation (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	$ 6,725,406	$ 6,753,901
Less: accumulated depreciation	(4,038,328)	(3,963,010)
Property and equipment, net	2,687,078	2,790,891
Buildings and improvements [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	3,971,274	4,005,600
Computer and office equipment [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	146,854	158,033
Machinery and equipment [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	1,799,649	1,817,171
Vehicles [Member]
Schedule of Property and Equipment, at Cost Less Accumulated Depreciation [Line Items]
Subtotal	$ 807,629	$ 773,097